Losses per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings per Share Reconciliation [Abstract]
Net loss attributable to DryShips Inc	$ (115,923)	$ (1,499,480)
Less: Series C Convertible Preferred stock dividends	(56)	0
Less: Allocation of undistributed earnings to non-vested stock	0	(265)
Basic and diluted LPS
Loss attributable to common stockholders	$ (115,979)	$ (1,499,745)
Weighted-average number of outstanding shares (denominator)	26,758,843	26,593,240
Amount per share	$ (4.33)	$ (56.4)